Accounting Judgments and Estimates - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)		Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment	¥ 1,076,731,000	¥ 1,076,731,000			¥ 1,099,003,000		$ 154,663,000
Property, plant and equipment, impairment loss	0	0		$ 0	0	$ 0
Right-of-use assets	357,599,000	357,599,000			0		51,366,000		¥ 367,024,000
Right-of-use assets, impairment loss		0		0	0
Intangible assets	17,000,000	17,000,000			17,000,000		2,442,000			$ 2,442,000
Intangible assets, impairment loss		0		0	0
Trade receivables	369,742,000 [1]	369,742,000	[1]		526,974,000		53,110,000	[1]
Trade receivables, impairment loss		0		0	0
Inventories	129,641,000	129,641,000			172,111,000		$ 18,622,000
Inventories, impairment loss		0		$ 0	0
Accumulated impairment [member]
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment	¥ 10,259,000	¥ 10,259,000			¥ 10,259,000

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.